Trade and Bills Payables - Summary of Aged Analysis of Trade and Bills Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [Line Items]
Trade and bills payable	¥ 3,220	¥ 3,877
Within 90 days [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	2,868	3,622
91 to 180 days [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	35	52
181 to 365 days [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	109	94
1 to 2 years [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	111	40
Over 2 years [member]
Disclosure of financial liabilities [Line Items]
Trade and bills payable	¥ 97	¥ 69